Business Segment Information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	May 31, 2013	May 31, 2012
Business Segment Information Table Detail [Line Items]
Business Realignment Costs	$ 496	$ 47	$ 13	$ 560
Asset Impairment Charges	100
Number Of Impaired Aircraft	10			10
FedEx Express Segment [Member]
Business Segment Information Table Detail [Line Items]
Business Realignment Costs				405
Loss Contingency Reserve Reversal					66
Asset Impairment Charges				100	134
Number Of Impaired Aircraft	10			10	24
FedEx Ground Segment [Member]
Business Segment Information Table Detail [Line Items]
Business Realignment Costs				105
FedEx Freight Segment [Member]
Business Segment Information Table Detail [Line Items]
Business Realignment Costs				$ 50